Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
AllianceBernstein Market Neutral Strategy - U.S.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY--U.S.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek long-term growth of capital independent of stock market direction.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategy--Sales Charge Reduction Programs for Class A Shares on page 17 of this Prospectus and in Purchase of Shares-- Sales Charge Reduction Programs for Class A Shares on page 62 of the Strategy's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 668% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	668.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks to limit market risk by balancing "long" and "short" positions. To do this, the Strategy will buy, or take long positions in, equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds, or ETFs, that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

The Strategy intends to maintain approximately equal dollar exposures invested in long and short positions under normal circumstances. The Strategy will generally be highly leveraged, with aggregate exposure (long and short) substantially in excess of its net assets. In general, leverage will increase in times of relatively low market volatility and decrease in times of higher market volatility, thereby maintaining a relatively constant risk level for the Strategy.

By employing this long/short market neutral investment strategy, the Strategy seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Strategy may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Strategy will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Strategy that exceed the return on short-term fixed-income securities.

The Strategy's exposures may be achieved primarily or entirely through the use of derivatives, such as swaps, options, futures and forwards. For example, the Strategy may achieve long or short exposure to a particular equity security through a swap relating to that security. Derivatives may provide more efficient and economical, as well as significantly larger, exposure to equity markets than is possible through direct long investments or short selling. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy's portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer's fundamentals and trading considerations.

		The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Strategy's assets will fluctuate as the equity market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy's investments.
  SHORT SALE RISK: The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy's investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage.
  ETF RISK: ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser's techniques, including the models, will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year and over the life of the Strategy; and
  how the Strategy's average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals --U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy's performance changed from year to year and over the life of the Strategy; and
  how the Strategy's average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2014, the year-to-date unannualized return for Class A shares was -0.81%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 3.22%, 3RD QUARTER, 2011; AND WORST QUARTER WAS DOWN -1.09%, 2ND QUARTER, 2013.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Market Neutral Strategy - U.S. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.73%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.51%
Other Expenses	rr_Component3OtherExpensesOverAssets	23.08%
Total Other Expenses	rr_OtherExpensesOverAssets	25.32%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	26.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(23.81%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.01%	[3]
After 1 Year	rr_ExpenseExampleYear01	716
After 3 Years	rr_ExpenseExampleYear03	4,874
After 5 Years	rr_ExpenseExampleYear05	7,415
After 10 Years	rr_ExpenseExampleYear10	10,243
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	6.71%
2012	rr_AnnualReturn2012	(0.91%)
2013	rr_AnnualReturn2013	(0.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
1 YEAR	rr_AverageAnnualReturnYear01	(4.90%)	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.81%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010	[4]
AllianceBernstein Market Neutral Strategy - U.S. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.80%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	23.23%
Total Other Expenses	rr_OtherExpensesOverAssets	25.14%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	27.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(24.03%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.36%	[3]
After 1 Year	rr_ExpenseExampleYear01	339	[7]
After 3 Years	rr_ExpenseExampleYear03	4,730
After 5 Years	rr_ExpenseExampleYear05	7,375
After 10 Years	rr_ExpenseExampleYear10	10,253
1 YEAR	rr_AverageAnnualReturnYear01	(2.30%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.18%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010
AllianceBernstein Market Neutral Strategy - U.S. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.75%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	23.65%
Total Other Expenses	rr_OtherExpensesOverAssets	25.51%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	26.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(24.40%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.36%	[3]
After 1 Year	rr_ExpenseExampleYear01	239
After 3 Years	rr_ExpenseExampleYear03	4,602
After 5 Years	rr_ExpenseExampleYear05	7,273
After 10 Years	rr_ExpenseExampleYear10	10,252
1 YEAR	rr_AverageAnnualReturnYear01	(0.38%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.80%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.97%
Other Expenses	rr_Component3OtherExpensesOverAssets	23.94%
Total Other Expenses	rr_OtherExpensesOverAssets	24.97%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	26.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(24.00%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.72%	[3]
After 1 Year	rr_ExpenseExampleYear01	275
After 3 Years	rr_ExpenseExampleYear03	4,618
After 5 Years	rr_ExpenseExampleYear05	7,280
After 10 Years	rr_ExpenseExampleYear10	10,253
1 YEAR	rr_AverageAnnualReturnYear01	(0.83%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.91%
Other Expenses	rr_Component3OtherExpensesOverAssets	24.17%
Total Other Expenses	rr_OtherExpensesOverAssets	25.28%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	26.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(24.37%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.41%	[3]
After 1 Year	rr_ExpenseExampleYear01	244
After 3 Years	rr_ExpenseExampleYear03	4,607
After 5 Years	rr_ExpenseExampleYear05	7,277
After 10 Years	rr_ExpenseExampleYear10	10,252
1 YEAR	rr_AverageAnnualReturnYear01	(0.57%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.57%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.96%
Other Expenses	rr_Component3OtherExpensesOverAssets	23.93%
Total Other Expenses	rr_OtherExpensesOverAssets	24.91%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	26.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(23.95%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%	[3]
After 1 Year	rr_ExpenseExampleYear01	224
After 3 Years	rr_ExpenseExampleYear03	4,524
After 5 Years	rr_ExpenseExampleYear05	7,197
After 10 Years	rr_ExpenseExampleYear10	$ 10,250
1 YEAR	rr_AverageAnnualReturnYear01	(0.33%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.80%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010
AllianceBernstein Market Neutral Strategy - U.S. | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.47%)	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.01%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010	[4]
AllianceBernstein Market Neutral Strategy - U.S. | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.44%)	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.63%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010	[4]
AllianceBernstein Market Neutral Strategy - U.S. | Bank of America ML 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.07%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.10%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2010

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	The Fee Waiver and/or Expense Reimbursement will remain in effect until November 1, 2015 and will be automatically extended for one year periods thereafter unless terminated by the Adviser upon 60 days' notice prior to that date.
[3]	Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding dividend expenses, borrowing costs and brokerage expenses on securities sold short are: CLASS A CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I ----- 1.50% 2.25% 1.25% 1.75% 1.50% 1.25%
[4]	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Inception date for all Classes is 08/03/10.
[6]	For Class C shares, the CDSC is 0% after the first year.
[7]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.